Derivative Liabilities (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			201 Months Ended	210 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2013
Change in fair value of derivative liabilities (Note 12)	$ 2,690,786	$ 2,608,825	$ (1,092,504)	$ (1,603,720)	$ (1,081,440)	$ 2,220,916	$ 4,125,590	$ (715,977) [1]	$ (1,808,481) [2]
Exercise of additional investment rights					841,333
Warrant [Member]
Change in fair value of derivative liabilities (Note 12)					755,107	2,220,916
Balance at July 31, 2012 - Derivative warrant liability	3,436,312		3,436,312		4,081,627	8,745,508	5,679,721	4,081,627	3,436,312
Investment Rights Liability [Member]
Change in fair value of derivative liabilities (Note 12)					326,333
Balance at July 31, 2012 - Derivative warrant liability					$ 0	$ 515,000		$ 0
Revaluation Of Warrants [Member]
Derivative, Average Remaining Maturity			3 years 4 months 24 days

[1]	includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to July 31, 2012" column. See Note 12 - Derivative Liabilities.
[2]	Includes $5,981,403 as adjustment related to the adoption of FASB ASC Topic 815 in "Cumulative from November 2, 1995 (Date of Inception) to April 30, 2013" column. See Note 11 - Derivative Warrant Liability.